THE COMPANY (Details Narrative)	0 Months Ended
	Oct. 02, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 03, 2011	Jul. 29, 2011	Jul. 28, 2011	Dec. 31, 2010
Merger agreeement description with VitaMed	Completed the following required corporate actions: a reverse split of the Company's 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 (the Reverse Split). As a result of the Reverse Split, each share of Common Stock outstanding on July 28, 2011 (the Record Date), without any action on the part of the holder thereof, became one one-hundredth of a share of Common Stock. The Reverse Split decreased the number of outstanding shares of the Company's Common Stock by approximately 99% resulting in 165,856 shares outstanding after the Reverse Split. The effectuation of the Reverse Split did not result in a change in the relative equity position or voting power of the shareholders of the Company; an increase of our authorized shares of Common Stock to 250,000,000; a change in the name of the Company to TherapeuticsMD, Inc.; and an amendment to the Company's Long Term Incentive Compensation Plan to increase the authorized shares for issuance thereunder to 25,000,000.
Reverse split description	1 for 100
Reverse stock split	0.01
Common stock, shares outstanding		131,212,706	99,784,982	82,978,804	58,573,187	165,856	16,575,209	55,487,321
Common stock, shares authorized		250,000,000	250,000,000	250,000,000		250,000,000		250,000,000
Shares authorized under Incentive Plan						25,000,000
Shares exchanged, on a pro rata basis with VitaMed	70,000,000
Shares issued in exchange for Units					58,407,331
Former members of VitaMed ownership percentage in common stock					99.00%
Company Options
Shares reserved for issuance in merger agreement					10,119,796
Company Warrants
Shares reserved for issuance in merger agreement					1,472,916